Commitments (Tables)	6 Months Ended
Jun. 30, 2023
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	June 30, 2023	December 31, 2022
Within one year	7,699	6,675
Total	7,699	6,675

Commitments - Future minimum contractual obligations
	Calypso Shipholding S.A.	Daxos Maritime Limited	Paralus Shipholding S.A.
July 1, 2023 to June 30, 2024	25,900	3,455	3,455
July 1, 2024 to December 31, 2024	–	21,330	21,330
Total	25,900	24,785	24,785